Vanguard Global Capital Cycles Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (93.5%)
Aerospace & Defense (4.8%)
BWX Technologies Inc.	507,253	26,915
Lockheed Martin Corp.	50,749	19,744
		46,659
Agricultural Products (1.4%)
Archer-Daniels-Midland Co.	373,939	13,888

Aluminum (0.5%)
* Alcoa Corp.	634,583	5,172

Building Products (1.1%)
Cie de Saint-Gobain	405,437	10,788

Coal & Consumable Fuels (1.9%)
1 NAC Kazatomprom JSC	935,375	14,044
JSC National Atomic Company Kazatomprom GDR	274,369	4,119
		18,163
Construction & Engineering (1.6%)
Vinci SA	187,943	15,397

Construction Materials (2.6%)
LafargeHolcim Ltd. (XPAR)	380,459	15,910
LafargeHolcim Ltd. (XVTX)	218,500	9,075
		24,985
Diversified Banks (3.6%)
Bank of America Corp.	1,439,061	34,609

Diversified Capital Markets (2.4%)
UBS Group AG	2,196,656	23,521

Diversified Metals & Mining (13.4%)
Anglo American plc	2,048,420	36,431
BHP Group Ltd.	855,544	17,465
BHP Group plc ADR	1,353,433	45,259
Rio Tinto plc ADR	658,838	30,432
		129,587
Electric Utilities (6.0%)
Avangrid Inc.	533,888	22,957
Power Grid Corp. of India Ltd.	16,270,602	34,874
		57,831

Electrical Components & Equipment (1.4%)
Legrand SA	193,248	12,956

Fertilizers & Agricultural Chemicals (2.3%)
Mosaic Co.	564,227	6,494
Nutrien Ltd.	428,359	15,297
		21,791
Gas Utilities (3.3%)
Rubis SCA	703,397	31,514

Gold (15.8%)
Agnico Eagle Mines Ltd.	558,655	32,782
Barrick Gold Corp.	3,745,960	96,346
Gold Fields Ltd. ADR	3,180,031	23,341
		152,469
Household Products (3.5%)
Procter & Gamble Co.	286,849	33,811

Integrated Oil & Gas (2.3%)
Total SA	633,416	22,482

Integrated Telecommunication Services (0.9%)
China Unicom Hong Kong Ltd.	13,650,000	8,828

Internet & Direct Marketing Retail (2.4%)
* Alibaba Group Holding Ltd.	919,400	23,334

Life & Health Insurance (0.2%)
Sony Financial Holdings Inc.	110,500	2,095

Multi-Utilities (5.2%)
Engie SA	3,796,914	41,195
National Grid plc	779,541	9,135
		50,330
Oil & Gas Exploration & Production (3.2%)
Cabot Oil & Gas Corp.	1,055,940	22,829
Viper Energy Partners LP	828,676	7,690
		30,519
Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	252,393	15,348
Ono Pharmaceutical Co. Ltd.	568,900	13,706
		29,054
Property & Casualty Insurance (3.7%)
Intact Financial Corp.	369,975	35,210

Real Estate Operating Companies (0.7%)
BR Properties SA	4,284,253	6,886

Residential REITs (0.1%)
Sun Communities Inc.	8,100	1,089

Semiconductors (4.0%)
Marvell Technology Group Ltd.	540,400	14,450
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	448,223	23,814
		38,264

Specialty Chemicals (0.8%)
*,^ Livent Corp.		1,263,532	7,834

Trading Companies & Distributors (1.4%)
Brenntag AG		292,611	13,249

Total Common Stocks (Cost $974,859)			902,315
	Coupon
Temporary Cash Investment (3.8%)
Money Market Fund (3.8%)
2,3 Vanguard Market Liquidity Fund (Cost $37,162)	0.522%	371,757	37,176
Total Investments (97.3%) (Cost $1,012,021)			939,491
Other Assets and Liabilities—Net (2.7%)3			25,576
Net Assets (100%)			965,067
Cost rounded to $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,100,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the value of this security represented 1.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $3,500,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market pro xies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies ar e translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Global Capital Cycles Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	542,198	360,117	—	902,315
Temporary Cash Investments	37,176	—	—	37,176
Total	579,374	360,117	—	939,491